Annual Operating Expenses {- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.72%